Provisions and Contingencies - Schedule of Provisions and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions and Contingencies [Abstract]
Balance	$ 142	$ 138
Effect of foreign currency exchange rate changes	(34)	14
Provisions made	595	91
Provisions used	(387)	(101)
Balance	$ 316	$ 142